Note 12 - Lease Obligations (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense, Lessee, Assets under Capital Lease	€ 13	€ 18	€ 24
Operating Leases, Rent Expense, Net, Total	€ 904	€ 841	€ 772
FRANCE
Lessee, Operating Lease, Term of Contract	10 years
Medical Devices [Member]
Capital Lease Obligations, Total	€ 58
Vehicles and Other IT Equipment [Member]
Capital Lease Obligations, Total	€ 726